Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
June 30, 2025
MAG-K6-NPRT1-0825
1.9893880.106
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (a)	1,839	4,806,465
CANADA - 1.4%
Information Technology - 1.4%
Software - 1.4%
Constellation Software Inc/Canada	1,316	4,825,446
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,050	4,994,105
UNITED STATES - 94.9%
Communication Services - 8.8%
Entertainment - 4.0%
Netflix Inc (a)	6,964	9,325,702
Spotify Technology SA (a)	6,222	4,774,389
		14,100,091
Interactive Media & Services - 4.8%
Meta Platforms Inc Class A	22,400	16,533,216
TOTAL COMMUNICATION SERVICES		30,633,307

Consumer Discretionary - 10.9%
Broadline Retail - 5.6%
Amazon.com Inc (a)	88,315	19,375,428
Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings Inc	19,901	5,300,432
Marriott International Inc/MD Class A1	16,210	4,428,734
		9,729,166
Specialty Retail - 2.5%
AutoZone Inc (a)	1,156	4,291,338
O'Reilly Automotive Inc (a)	48,415	4,363,644
		8,654,982
TOTAL CONSUMER DISCRETIONARY		37,759,576

Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	6,369	6,304,928
Financials - 16.7%
Capital Markets - 6.9%
Ares Management Corp Class A	27,340	4,735,287
CME Group Inc Class A	17,190	4,737,908
KKR & Co Inc Class A	35,750	4,755,823
Moody's Corp	9,454	4,742,032
S&P Global Inc	9,713	5,121,568
		24,092,618
Financial Services - 4.4%
Mastercard Inc Class A	12,706	7,140,009
Visa Inc Class A	22,973	8,156,564
		15,296,573
Insurance - 5.4%
Arthur J Gallagher & Co	14,213	4,549,866
Brown & Brown Inc	39,890	4,422,604
Marsh & McLennan Cos Inc	21,636	4,730,495
Progressive Corp/The	18,920	5,048,991
		18,751,956
TOTAL FINANCIALS		58,141,147

Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (a)	47,190	5,068,678
Industrials - 18.5%
Aerospace & Defense - 4.7%
GE Aerospace	24,828	6,390,479
HEICO Corp Class A	20,282	5,247,968
TransDigm Group Inc	3,118	4,741,355
		16,379,802
Building Products - 1.8%
Trane Technologies PLC	14,510	6,346,819
Commercial Services & Supplies - 4.6%
Cintas Corp	19,624	4,373,601
Copart Inc (a)	77,036	3,780,156
Republic Services Inc	15,400	3,797,794
Waste Connections Inc (United States)	21,232	3,964,439
		15,915,990
Construction & Engineering - 1.7%
Quanta Services Inc	16,047	6,067,050
Electrical Equipment - 2.0%
Eaton Corp PLC	19,445	6,941,671
Machinery - 1.4%
Westinghouse Air Brake Technologies Corp	22,890	4,792,022
Professional Services - 1.2%
Verisk Analytics Inc	12,908	4,020,842
Trading Companies & Distributors - 1.1%
Watsco Inc	8,562	3,781,150
TOTAL INDUSTRIALS		64,245,346

Information Technology - 32.8%
Communications Equipment - 1.5%
Motorola Solutions Inc	12,536	5,270,886
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	72,652	7,174,385
Semiconductors & Semiconductor Equipment - 13.1%
Broadcom Inc	56,890	15,681,729
NVIDIA Corp	188,080	29,714,759
		45,396,488
Software - 16.1%
Cadence Design Systems Inc (a)	19,165	5,905,695
Microsoft Corp	59,838	29,764,020
Palo Alto Networks Inc (a)	24,963	5,108,428
Servicenow Inc (a)	5,220	5,366,578
Synopsys Inc (a)	11,111	5,696,387
Tyler Technologies Inc (a)	6,810	4,037,240
		55,878,348
TOTAL INFORMATION TECHNOLOGY		113,720,107

Materials - 3.9%
Chemicals - 2.6%
Linde PLC	11,275	5,290,005
Sherwin-Williams Co/The	11,122	3,818,849
		9,108,854
Construction Materials - 1.3%
Martin Marietta Materials Inc	8,312	4,562,956
TOTAL MATERIALS		13,671,810

TOTAL UNITED STATES		329,544,899
TOTAL COMMON STOCKS (Cost $186,644,288)		344,170,915

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $3,229,727)	4.32	3,229,081	3,229,727

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $189,874,015)	347,400,642
NET OTHER ASSETS (LIABILITIES) - 0.0%	148,721
NET ASSETS - 100.0%	347,549,363

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,272,434	27,487,883	26,530,590	34,458	-	-	3,229,727	3,229,081	0.0%
Fidelity Securities Lending Cash Central Fund	-	7,555,825	7,555,825	17	-	-	-	-	0.0%
Total	2,272,434	35,043,708	34,086,415	34,475	-	-	3,229,727

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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